DISAGGREGATION OF REVENUES	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 12 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consisted of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2026	2025	2024
Revenue from contracts with customers under ASC 606
Revenue from sales of real estate properties	¥19,988,948	¥18,360,339	¥12,003,423
Revenue from hotel accommodation services	1,309,310	1,353,519	1,232,000
Housing equipment and material sales	234,188	351,464	337,113
Others	660,032	545,462	501,641
Subtotal	22,192,478	20,610,784	14,074,177
Lease income from operating leases accounted for under ASC 842
Revenue from rental services	28,685	40,132	47,663
Subtotal	28,685	40,132	47,663
Total	¥22,221,163	¥20,650,916	¥14,121,840

The following table summarizes the changes in contract liabilities as of the dates presented:

	Thousands of Yen
	March 31, 2026	March 31, 2025	March 31, 2024
Balances at the beginning of the year	¥252,260	¥352,651	¥144,770
Additions from advance payments received from real estate purchasers and not yet recognized as revenue during the year	260,186	252,260	352,651
Revenue recognized from opening balance of contract liabilities	(252,260)	(352,651)	(144,770)
Balances at the end of the year	¥260,186	¥252,260	¥352,651

100% of total contract liabilities as of March 31, 2025, 2024 were recognized as revenue for the year ended March 31, 2026 and 2025. As of March 31, 2026, the Group expects 100% of total contract liabilities to be realized in less than a year. Changes in contract liabilities are primarily due to the timing of revenue recognition, billings, and cash collections.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS